Label	Element	Value
PACE® Global Real Estate Securities Investments
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Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Select Advisors Trust

Prospectus Supplement |  December 28, 2018

Supplement to the prospectuses relating to Class A and Class Y shares and Class P shares (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2018.

Includes:

•  PACE® Global Real Estate Securities Investments

Dear Investor,

The purpose of this supplement is to update information for PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding investment advisory arrangements for PACE Global Real Estate Securities Investments, a series of the Trust (the "fund"). Brookfield Investment Management Inc. ("Brookfield") has been a subadvisor to the fund since November 2009 and is an indirect wholly-owned subsidiary of Brookfield Asset Management Inc. ("BAM"), which chose to restructure certain of its wholly-owned subsidiaries. Consequently, Brookfield's form of organization will change from a Delaware corporation to a Delaware limited liability company and Brookfield will change its name to "Brookfield Public Securities Group LLC," effective January 2, 2019. This does not constitute an assignment for purposes of the Investment Company Act of 1940, as amended, and the changes are not expected to impact the strategy Brookfield utilizes for the fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Global Real Estate Securities Investments